Financing Income (Expenses), Net (Schedule of Financing Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Income Expenses Net Schedule Of Financing Income Expenses Net
Interest income from bank deposits	$ 4,360	$ 640	$ 2,269
Interest income from deferred payment	14,166
Interest income from associated company	8,494
Net change from change in exchange rates	1,129	2,259	5,448
Net change in fair value of derivative financial instruments			6
Other income	443	5	1
Financing income	28,592	2,904	7,724
Financing expenses
Interest expenses to banks and others	(30,382)	(59,514)	(45,317)
Net change in fair value of derivative financial instruments		(1,168)
Other expenses		(9,484)	(1,959)
Financing expenses	(30,382)	(70,166)	(47,276)
Financing expenses, net	$ (1,790)	$ (67,262)	$ (39,552)